WESTCORE TRUST

Supplement dated May 9, 2016 to the Westcore Equity and Bond Funds Prospectus, dated April 29, 2016 and the Summary Prospectuses for the Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund, each dated April 29, 2016.

Denver Investments' fixed income veterans Kenneth A. Harris, CFA and Troy A. Johnson, CFA have been promoted to directors of Fixed Income, replacing Mark R. McKissick, who will relinquish his portfolio management responsibilities effective May 10, 2016. Mr. Harris will be the Director of Fixed Income Portfolio Management and Mr. Johnson will be the Director of Fixed Income Research.

Effective May 10, 2016, the Westcore Flexible Income Fund is managed by Mr. Troy A. Johnson, CFA and Mr. Gregory M. Shea, CFA.

Effective May 10, 2016, the Westcore Plus Bond Fund is managed by Mr. Kenneth A. Harris, CFA and Mr. Troy A. Johnson, CFA.

Effective May 10, 2016, the Westcore Colorado Tax-Exempt Fund is managed by Mr. Kenneth A. Harris, CFA and Mr.
Nicholas J. Foley.

Westcore Equity and Bond Funds Prospectus

Effective May 10, 2016, the following replaces the paragraphs regarding the Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Fund under the caption titled "Investment Personnel" in the "Management of the Funds" section.

Westcore Flexible Income Fund

The Westcore Flexible Income Fund (the "Fund") is managed by Mr. Troy A. Johnson, CFA, Portfolio Manager, Director of Fixed Income Research, Credit Research Analyst and Mr. Gregory M. Shea, CFA, Portfolio Manager, Credit Research Analyst. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the Fund's investment objective. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security.

Westcore Plus Bond Fund

The Westcore Plus Bond Fund (the "Fund") is managed by Mr. Kenneth A. Harris, CFA, Portfolio Manager, Director of Fixed Income Portfolio Management, Analyst and Mr. Troy A. Johnson, CFA, Portfolio Manager, Director of Fixed Income Research, Credit Research Analyst. They are supported by the remaining investment professionals within the Fixed Income team who are each responsible for analyzing and monitoring specific segments of the fixed income market. Team members may conduct fundamental research across all investment types to gain insight and perspective to assist in their assessment of credit strength and valuation. Any Fixed Income team member may recommend purchase and sell decisions for the Fund. The recommendation is then discussed and reviewed by the Fixed Income team to determine whether the recommendation is compatible with the Fund's investment objective. Mr. Johnson or Mr. Harris then must approve the recommendation to buy or sell a security. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security. Mr. Harris, as director of Fixed Income portfolio managment, does have the ability to override any such decision.

Westcore Colorado Tax-Exempt Fund

The Westcore Colorado Tax-Exempt Fund (the "Fund") is managed by Mr. Kenneth A. Harris, CFA, Portfolio Manager, Director of Fixed Income Portfolio Management, Analyst and Mr. Nicholas J. Foley, Portfolio Manager, Municipal Credit Analyst/Trader. They are supported by the remaining investment professionals within the Fixed Income team. The portfolio managers will generally reach a joint decision to buy or sell a security; however, in certain circumstances, a portfolio manager may individually decide to buy or sell a security.

Effective May 10, 2016, the following replaces the paragraphs regarding Mr. Johnson and Mr. Harris under the caption titled "Portfolio Managers" in the "Management of the Funds" section.

Troy A. Johnson, CFA has been a portfolio manager of the Westcore Plus Bond Fund since April 30, 2014 and the Westcore Flexible Income Fund since April 30, 2009. He is also a partner, portfolio manager and credit research analyst at Denver Investments and is the director of Fixed Income research. Prior to joining the firm in 2007, Mr. Johnson worked as a portfolio manager and analyst at Quixote Capital Management for six years, specializing in risk arbitrage. He also performed credit analysis of investment-grade and high-yield issues while ultimately serving as the senior fixed income analyst during his eight years at Invesco Funds Group, Inc. Mr. Johnson received a BS from Montana State University and an MS from the University of Wisconsin. He is a CFA®charterholder and a member of CFA Institute and CFA Society Colorado.

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Kenneth A. Harris, CFA has been a portfolio manager of the Westcore Colorado Tax-Exempt Fund since June 1, 2005 and the Westcore Plus Bond Fund since May 10, 2016. He is also a partner, portfolio manager and analyst at Denver Investments and is director of the Fixed Income portfolio management. Prior to joining the firm in 2000, Mr. Harris was the treasurer of Blue Cross and Blue Shield of Colorado. Mr. Harris received a BBA from the University of Arizona and an MBA from the University of Colorado at Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Effective May 10, 2016, the following paragraphs are added subsequent to the paragraphs regarding Mr. Johnson and Mr. Harris under the caption titled "Portfolio Managers" in the "Management of the Funds" section.

Mr. Gregory M. Shea, CFA has been a portfolio manager of the Westcore Flexible Income Fund since May 10, 2016. He is also a vice president, portfolio manager and credit research analyst on the Fixed Income team at Denver Investments. Prior to joining the firm in 2008, Mr. Shea worked as a high-yield credit analyst at Lehman Brothers Asset Management for four years. He also worked as an investment banking analyst at Banc of America Securities LLC for one year and held a bank credit analyst position at Bank of America for two years. Mr. Shea received a BS and MSBA from Washington University. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Mr. Nicholas J. Foley has been a portfolio manager of the Westcore Colorado Tax-Exempt Fund since May 10, 2016. His is also a vice president, portfolio manager, municipal credit analyst and trader on the Fixed Income team at Denver Investments. Prior to joining the firm in 2012, Mr. Foley was an associate portfolio manager and lead fixed income trader at the Bank of the West/BNP Paribas Group and a financial analyst with Janus Capital Group. Prior to that, he was a senior analyst at Washington Mutual Bank. Mr. Foley received a BA from Gonzaga University.

Effective May 10, 2016, the paragraph relating to Mr. McKissick, under the caption titled "Portfolio Managers" in the "Management of the Funds" section, is hereby deleted.

Westcore Flexible Income Fund Summary Prospectus/Summary Section

Effective May 10, 2016, the following replaces the chart in the section titled Name(s) of Portfolio Manager(s) and Title(s).

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Troy A. Johnson, CFA
Partner, Director of Fixed Income Research – Denver Investments Portfolio Manager of the Fund	April 30, 2009
Gregory M. Shea, CFA
Vice President, Credit Research Analyst – Denver Investments Portfolio Manager of the Fund	May 10, 2016

Westcore Plus Bond Fund Summary Prospectus/Summary Section

Effective May 10, 2016, the following replaces the chart in the section titled Name(s) of Portfolio Manager(s) and Title(s).

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kenneth A. Harris, CFA
Partner, Director of Fixed Income Portfolio Management – Denver Investments Portfolio Manager of the Fund	May 10, 2016
Troy A. Johnson, CFA
Partner, Director of Fixed Income Research – Denver Investments Portfolio Manager of the Fund	April 30, 2014

Westcore Colorado Tax-Exempt Fund Summary Prospectus/Summary Section

Effective May 10, 2016, the following replaces the chart in the section titled Name(s) of Portfolio Manager(s) and Title(s).

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kenneth A. Harris, CFA
Partner, Director of Fixed Income Portfolio Management – Denver Investments Portfolio Manager of the Fund	June 1, 2005
Nicholas J. Foley
Vice President, Municipal Credit Analyst/Trader – Denver Investments Portfolio Manager of the Fund	May 10, 2016

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